Unsecured Borrowings (Tables) (Unsecured Debt [Member])	12 Months Ended
Dec. 31, 2013
Unsecured Debt [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings
Balance as of
	December 31, 2013	December 31, 2012
(in thousands)
Outstanding principal balance:
Unsecured Notes issued...............................................	$ 300,000	$─
Unamortized discount.................................................	(8,433)	─

Unsecured borrowings, net.........................................	$ 291,567	$─

Schedule Of Unsecured Debt Redemption Prices

Redeemed during the 12-month period commencing on December 15 of the years set forth below:	Redemption Price
2016.......................................................................................................	105.063%
2017.......................................................................................................	103.375%
2018.......................................................................................................	101.688%
2019 and thereafter.................................................................................	100.000%